UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2300

Princeton Private Investments Access Fund

(Exact name of registrant as specified in charter)

8000 Norman Center Drive, Suite 630 , Minneapolis, MN

(Address of principal executive offices) (Zip code)

Cassandra W. Borchers, Esq. Thompson Hine LLP

312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 952-897-5390

Date of fiscal year end: 3/31

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2019

A, I, C, II, AA, T and L Share Classes

Managed By:

Princeton Fund Advisors, LLC

8000 Norman Center Drive

Suite 630

Minneapolis, MN 55437

1-855-924-2454

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.princetonfundadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder:

We are pleased to present you with the 2019 Semiannual Report for the Princeton Private Investments Access Fund (the “Fund”). The Fund continues to perform well on a risk-adjusted basis, generating a Sharpe ratio of 1.971 since inception, compared to a Sharpe ratio of 1.01 for the S&P 500 and 0.81 for the MSCI ACWI over the period. The Fund exhibited an attractive risk profile during the rocky market dislocation that occurred in the fourth quarter of 2018, with a maximum drawdown of -3.12%1 compared to -13.52% and -14.25% for the S&P 500 and MSCI ACWI, respectively. The Fund returned 1.23%1 during the six months ended September 30, 2019 (the “Investment Period”). This compares to a return of 6.08% for the S&P 500 and 3.59% for the MSCI ACWI over the same period. The Fund has returned 7.94% since inception.1 The Fund paid two dividends during the period totaling approximately $0.17/share1.

Fund Overview

The Fund continues to diversify across geography, sector, strategy, and investment manager, and is now comprised of more than 100 underlying portfolio companies from many different industries and multiple geographies. Underlying fund managers deployed $6.5M of capital across more than 20 new investments during the Investment Period, while the Fund received $6.5M in capital distributions from existing investments. The private credit portion of the portfolio continues to generate current income for the Fund and provide a compelling source of diversification. The Fund believes the percentage of the portfolio invested in private equity will continue to increase as new underlying fund managers TPG Capital, Warburg Pincus, and Apollo Global Management begin calling capital to invest in new opportunities.

Market Overview2

Private equity deal activity in the U.S. through the first three quarters of 2019 has approximately matched the pace of 2018 as investment managers source and execute deals with newly secured capital. Private equity managers have been working diligently to invest capital prudently, while also looking for opportunities to monetize prior investments in an elevated multiple environment. Managers have found interesting value creation opportunities through add-on investments, which are typically executed at a lower entry multiple, with roughly 68% of buyout deals representing add-ons. These dynamics continue to support the Fund’s thesis of investing with managers who have a long-standing history of generating consistent risk-adjusted returns through multiple market cycles.

Thank you for being a shareholder of the Princeton Private Investments Access Fund.

Sincerely,

Princeton Private Investments Access Fund

This document does not constitute an offer to sell or a solicitation of an offer to buy securities. Any such offer will be made only by means of the Confidential Private Placement Memorandum (“PPM”). This document does not contain a complete description of the Fund and the risks associated with an investment therein. Prospective investors and their respective advisors should consider the investment objectives, risks, and charges and expenses of the Fund carefully and read the PPM carefully before investing.

1Class I Share. The inception date for the Class I Share is May 13, 2016. The annualized returns are represented from the inception date. Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data shown above. The Fund’s total annual operating expense for the Class I Share is 5.36%. The Fund’s investment advisor has contractually agreed to waive management fees and to make payments to limit Fund expenses until July 31, 2019. After this fee waiver, the expense ratio is 4.14% for the Class I Shares. Class I Shares do not have a placement fee/sales load. Please review the Fund’s PPM for more information regarding the Fund’s fees and expenses, including other share classes. 8123-NLD-11/20/2019

2Pitchbook.

The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The MSCI ACWI Index is a free-float-adjusted capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Standard Deviation is a statistical measure of how consistent returns are over time. It is calculated as the square root of variance by determining the variation between each data point relative to the mean. Maximum Drawdown is the maximum loss from a peak to a trough of a portfolio, before a new peak is attained. Sharpe Ratio is the average return earned in excess of the risk-free rate per unit of volatility. The Auction Average 3-Month U.S. Treasury Bill Rate is used to represent the risk-free rate.

Princeton Private Investments Access Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmark:

	Six Months	One Year	Annualized Since Inception(a) - September 30, 2019	Annualized Since Inception(b) - September 30, 2019	Annualized Since Inception(c) - September 30, 2019	Annualized Since Inception(d) - September 30, 2019	Inception(e) - September 30, 2019	Inception(f) - September 30, 2019
Princeton Private Investments Access Fund – Class A	0.96%	1.34%	7.35%	N/A	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class A with load	-2.57%	-2.22%	6.17%	N/A	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class I	1.23%	1.87%	N/A	7.94%	N/A	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class C	0.86%	1.22%	N/A	N/A	6.85%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class C with load	-3.86%	-3.48%	N/A	N/A	4.82%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class II	1.05%	1.52%	N/A	N/A	7.23%	N/A	N/A	N/A
Princeton Private Investments Access Fund – Class AA	1.05%	1.60%	N/A	N/A	N/A	6.64%	N/A	N/A
Princeton Private Investments Access Fund – Class AA with load	-4.97%	-4.53%	N/A	N/A	N/A	3.25%	N/A	N/A
Princeton Private Investments Access Fund – Class T	0.77%	0.99%	N/A	N/A	N/A	N/A	5.36%	N/A
Princeton Private Investments Access Fund – Class T with load	-2.76%	-2.56%	N/A	N/A	N/A	N/A	2.85%	N/A
Princeton Private Investments Access Fund – Class L	0.77%	1.05%	N/A	N/A	N/A	N/A	N/A	3.62%
Princeton Private Investments Access Fund – Class L with load	-1.46%	-1.26%	N/A	N/A	N/A	N/A	N/A	1.73%
S&P 500 Total Return Index	6.08%	4.25%	13.54%	13.99%	11.99%	9.97%	12.21%	9.47%

*

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A, Class C, Class AA, Class T and Class L maximum applicable sales charge of 3.50%, 4.75%, 6.00%, 3.50% and 2.25%, respectively, where applicable. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before expense reimbursements, are 6.83%, 6.22%, 7.01%, 6.57%, 6.44%, 7.11% and 6.96% for Class A, Class I, Class C, Class II, Class AA, Class T and Class L shares, respectively, per Fund’s most recent private offering memorandum. After this fee waiver, the expense ratios are 6.22%, 5.62%, 6.32%, 5.92%, 5.92%, 6.53%, and 6.48% for the Class A, Class I, Class C, Class II, Class AA, Class T, and Class L shares, respectively. The Fund’s performance would have been lower had the Adviser (defined below) not waived fees and/or reimbursed expenses. Class A, Class C, Class AA, Class T and Class L shares are subject to sales charges, as described above, which may be reduced or waived by the Adviser imposed on purchases. All share classes are subject to a maximum early repurchase fee of 2.00% if redeemed within one year of purchase. For performance information current to the most recent month-end, please call toll-free 1-855-924-2454.

(a)	Inception date for Class A is July 1, 2016.
(b)	Inception date for Class I is May 13, 2016.
(c)	Inception date for Class C and Class II is April 3, 2017.
(d)	Inception date for Class AA is November 1, 2017.
(e)	Inception date for Class T is April 2, 2018.
(f)	Inception date for Class L is July 2, 2018.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

The Fund’s top asset classes as of September 30, 2019 are as follows:

Top Asset Classes	Percent of Net Assets
Private Funds	76.0%
Mutual Funds	24.7%
Short Term Investment	0.6%
Liabilities In Excess of Other Assets	-1.3%

100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Princeton Private Investments Access Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2019

Investments	Shares	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments
PRIVATE FUNDS - 76.0%
Apollo Hybrid Value Fund, L.P. (a)		$5,059,871	$5,101,517	8.9%	$41,646
Bain Capital Special Situations Asia, L.P. (a)		2,781,578	2,809,370	4.9	27,792
Bridge Debt Strategies Fund II LP (a)		2,833,736	3,011,348	5.2	177,612
Ellington Private Opportunities Partners II LP (a)(d)		8,231,282	8,850,757	15.4	619,475
EPO Onshore Partners LP (a)(b)		347,000	1,308,037	2.3	961,037
Guggenheim Private Debt Fund 2.0, LLC (a)		2,635,142	2,932,633	5.1	297,491
Keystone Real Estate Lending Fund, L.P. (a)		3,000,000	3,000,000	5.3	—
KKR Americas Fund XII L.P. (a)		4,634,445	4,841,366	8.4	206,921
KKR Asian Fund III L.P. (a)		1,364,300	1,787,262	3.1	422,962
KKR North America Fund XI L.P. (a)		7,486,528	8,320,819	14.5	834,291
Mount Yale Private Equity Fund, LP (a)(c)		278,806	642,724	1.2	363,918
Warburg Pincus Global Growth, L.P. (a)		1,210,000	947,547	1.7	(262,453)

TOTAL PRIVATE FUNDS		$39,862,688	$43,553,380	76.0%	$3,690,692

MUTUAL FUNDS - 24.7%
CLOSED END FUND - 0.9%
Ellington Income Opportunities Fund - Class M (c)	48,450	$500,000	$503,391	0.9%	$3,391

OPEN END FUNDS - 23.8%
Guggenheim Macro Opportunities Fund - Institutional Class	167,363	4,343,640	4,326,330	7.5	(17,310)
Deer Park Total Return Credit Fund - Class I (c)	329,564	3,655,715	3,621,912	6.3	(33,803)
Princeton Premium Fund - Class I (c)	130,836	1,327,439	1,405,175	2.4	77,736
PIMCO Income Fund - Institutional Class	363,035	4,389,643	4,334,635	7.6	(55,008)

TOTAL MUTUAL FUNDS		$14,216,437	$14,191,443	24.7%	$(24,994)

SHORT TERM INVESTMENT - 0.6%
Goldman Sachs Financial Square Funds - Government Fund to yield 2.08% (e)	362,945	$362,945	$362,945	0.6%

TOTAL SHORT TERM INVESTMENT		$362,945	$362,945	0.6%

TOTAL INVESTMENTS - 100.3% (Cost - $54,442,070)			$58,107,768
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%			(770,205)

NET ASSETS - 100.0%			$57,337,563

(a)	Securities are restricted to resale.
(b)

The Fund’s investment in EPO Onshore Partners LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Fund (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund (B) LP, a Cayman Islands exempted limited partnership.

(c)	Affiliated fund.
(d)

The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.

(e)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

Princeton Private Investments Access Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2019

ASSETS
Investment securities:
Unaffiliated Investments at cost	$48,680,110
Affiliated Investments at cost	5,761,960

Investments at cost	$54,442,070

Unaffiliated Investments at fair value	$51,934,566
Affiliated Investments at fair value	6,173,202

Investments at fair value	$58,107,768

Cash	507,442
Dividend and interest receivable	53,748
Prepaid expenses and other assets	17,826

TOTAL ASSETS	58,686,784

LIABILITIES
Subcriptions received in advance	505,300
Distribution and servicing fees payable	62,562
Payable for securities purchased	485,866
Investment advisory fees payable	178,774
Related parties payable	8,619
Distributions payable	69,213
Accrued expenses and other liabilities	38,887

TOTAL LIABILITIES	1,349,221

Commitments and contingencies (See Notes 2 and 9)
NET ASSETS	$57,337,563

Composition of Net Assets:
Paid in capital	$55,386,475
Accumulated earnings	1,951,088

NET ASSETS	$57,337,563

Class A Shares:
Net Assets	$8,276,066
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	754,679

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.97

Maximum offering price per share
(net asset value plus maximum sales charges of 3.50%)	$11.36

Class I Shares:
Net Assets	$35,575,551
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	3,211,176

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.08

Princeton Private Investments Access Fund

STATEMENT OF ASSETS AND LIABILITIES (Uaudited)(Continued)

September 30, 2019

Class C Shares:
Net Assets	$492,983
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	45,138

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.92

Maximum offering price per share
(net asset value plus maximum sales charges of 4.75%)	$11.47

Class II Shares:
Net Assets	$3,800,135
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	345,718

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.99

Class AA Shares:
Net Assets	$903,278
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	82,200

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.99

Maximum offering price per share
(net asset value plus maximum sales charges of 6.00%)	$11.69

Class T Shares:
Net Assets	$174,768
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	15,994

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.93

Maximum offering price per share
(net asset value plus maximum sales charges of 3.50%)	$11.32

Class L Shares:
Net Assets	$8,114,782
Shares of beneficial interest outstanding ($0 par value)
(unlimited shares authorized)	742,626

Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.93

Maximum offering price per share
(net asset value plus maximum sales charges of 2.25%)	$11.18

Princeton Private Investments Access Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2019

INVESTMENT INCOME
Dividends from unaffiliated companies	$642,278
Dividends from affiliated companies	73,271
Interest income	21,279

TOTAL INVESTMENT INCOME	736,828

EXPENSES
Management fees	329,850
Distribution and/or service fees
Class A	24,661
Class C	1,481
Class II	5,199
Class AA	1,314
Class T	786
Class L	34,617
Professional fees	71,068
Transfer agent fees	68,876
Interest Expense	44,498
Accounting services fees	25,238
Trustees fees and expenses	20,110
Printing and postage expenses	20,110
Administrative services fees	19,305
Custodian fees	16,590
Insurance expense	11,060
Compliance officer fees	10,658
Registration fees	1,281
Other expenses	1,258

TOTAL EXPENSES	707,960

Less: Expenses reimbursed by the Adviser (See Note 4)	(59,398)
Less: Fees waived by the Adviser for Affiliated Holdings	(8,178)

NET EXPENSES	640,384

NET INVESTMENT INCOME	96,444

NET REALIZED AND UNREALIZED GAIN (LOSS) ON OPERATIONS

Net realized gain from:
Unaffiliated investments	626,529
Affiliated investments	34,417

660,946
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(285,580)
Affiliated investments	98,666

(186,914)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	474,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$570,476

Princeton Private Investments Access Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019 (1)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$96,444	$205
Net realized gain from investments	660,946	2,175,428
Net change in unrealized appreciation (depreciation) on investments	(186,914)	817,262

Net increase in net assets resulting from operations	570,476	2,992,895

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(123,179)	(479,629)
Class I	(516,394)	(1,754,462)
Class C	(7,206)	(8,538)
Class II	(54,145)	(210,537)
Class AA	(13,330)	(35,497)
Class T	(2,614)	(10,101)
Class L	(121,859)	(352,903)

Total distributions to members	(838,727)	(2,851,667)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	170,000	200,000
Class I	5,087,907	9,402,260
Class C	304,841	80,962
Class II	663,000	2,068,818
Class AA	80,224	705,001
Class T	—	164,051
Class L	—	8,057,044
Reinvestment of distributions:
Class A	118,913	469,476
Class I	435,522	1,432,952
Class C	5,979	7,944
Class II	48,835	188,391
Class AA	11,555	25,670
Class T	2,614	10,100
Class L	79,227	221,670
Redemption of shares
Class A	—	(86,857)
Class I	—	(1,536,703)
Class C	—	(214,616)
Class II	(112,679)	(3,421,821)

	6,895,938	17,774,342

NET INCREASE IN NET ASSETS	6,627,687	17,915,570

NET ASSETS
Beginning of Period	50,709,876	32,794,306

End of Period	$57,337,563	$50,709,876

(1)	Class T Shares commenced operations on April 2, 2018 and Class L Shares commenced operations on July 2, 2018.

Princeton Private Investments Access Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019 (1)
SHARE ACTIVITY
Class A:
Shares Sold	15,330	18,450
Shares Reinvested	10,801	42,733
Shares Redeemed	—	(7,533)

Net increase in shares outstanding	26,131	53,650

Class I:
Shares Sold	494,457	830,860
Shares Reinvested	—	129,923
Shares Redeemed	—	(138,947)

Net increase in shares outstanding	494,457	821,836

Class C:
Shares Sold	27,594	7,431
Shares Reinvested	545	725
Shares Redeemed	—	(19,179)

Net increase (decrease) in shares outstanding	28,139	(11,023)

Class II:
Shares Sold	59,678	183,045
Shares Reinvested	4,428	17,154
Shares Redeemed	(10,170)	(299,595)

Net increase (decrease) in shares outstanding	53,936	(99,396)

Class AA:
Shares Sold	7,218	63,032
Shares Reinvested	1,048	2,340

Net increase in shares outstanding	8,266	65,372

Class T:
Shares Sold	—	14,833
Shares Reinvested	239	922

Net increase in shares outstanding	239	15,755

Class L:
Shares Sold	—	715,135
Shares Reinvested	7,216	20,275

Net increase in shares outstanding	7,216	735,410

(1)	Class T Shares commenced operations on April 2, 2018 and Class L Shares commenced operations on July 2, 2018.

Princeton Private Investments Access Fund

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended September 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in net assets resulting from operations	$570,476
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation	186,914
Purchase of investments	(20,555,064)
Proceeds from sale of investments	14,504,704
Net realized gain on investments	(660,946)
Proceeds from sale of short-term investments, net	(106,130)
Increase in receivable for Fund shares sold	—
Increase in dividend and interest receivable	(8,071)
Increase in prepaid expenses and other assets	(2,643)
Increase in distribution and servicing fees payable	24,354
Increase in investment advisory fees payable	62,403
Decrease in accrued expenses and other liabilities	(134,817)
Decrease in related parties payable	(6,320)

Net Cash Used in Operating Activities	(6,125,140)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued, net of change in subscriptions received in advance	5,751,272
Payment of Shares redeemed	(112,679)
Cash dividends and distributions paid to shareholders, net of change in distribution payable	(66,869)

Net Cash Provided by Financing Activities	5,571,724

NET DECREASE IN CASH	(553,416)
CASH - BEGINNING OF PERIOD	1,060,858

CASH - END OF PERIOD	$507,442

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class A	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period Ended March 31, 2017 (1)
Net asset value, beginning of period	$11.03		$10.92	$10.42	$10.09

Gain (Loss) from investment operations:
Net investment income (loss) (2)	0.01		(0.04)	(0.04)	0.09
Net realized and unrealized gain on investments	0.10		0.86	0.95	0.56

Total from investment operations	0.11		0.82	0.91	0.65

Less distributions from:
Net investment income	(0.17)		(0.39)	(0.21)	(0.15)
Net realized gains	—		(0.32)	(0.20)	(0.17)

Total distributions	(0.17)		(0.71)	(0.41)	(0.32)

Net asset value, end of period	$10.97		$11.03	$10.92	$10.42

Total return (3)	0.96	% (4)	7.58%	8.86%	6.53	% (4)

Net assets, at end of period (000s)	$8,276		$8,036	$7,373	$6,709

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7,8)	2.92%		3.11%	3.77%	6.63	% (5)
Ratio of net expenses to average net assets (7,8)	2.67%		2.50%	2.52%	2.55	% (5)
Ratio of net investment income (loss) to average net assets (7,9)	0.19%		(0.34)%	(0.33)%	1.12	% (5)
Portfolio Turnover Rate	27	% (4)	41%	50%	83	% (4)

(1)	Class A commenced operations July 1, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)

Recurring income and expenses are annualized for periods less than one full year. Nonrecurring expenses such as organizational and offering cost of $82,547 and $338,838 for Classes A and I, respectively, have not been annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Annualized for periods less than one year.
(8)	Does not include the expenses of other investment companies in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class I	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Period Ended March 31, 2017 (1)
Net asset value, beginning of period	$11.11		$10.95	$10.44	$10.00

Gain from investment operations:
Net investment income (2)	0.04		0.03	0.02	0.30
Net realized and unrealized gain on investments	0.10		0.86	0.97	0.48

Total from investment operations	0.14		0.89	0.99	0.78

Less distributions from:
Net investment income	(0.17)		(0.41)	(0.28)	(0.17)
Net realized gains	—		(0.32)	(0.20)	(0.17)

Total distributions	(0.17)		(0.73)	(0.48)	(0.34)

Net asset value, end of period	$11.08		$11.11	$10.95	$10.44

Total return (3)	1.23	% (4)	8.20%	9.58%	8.03	% (4)

Net assets, at end of period (000s)	$35,576		$30,183	$20,751	$14,100

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7,8)	2.32%		2.50%	3.14%	5.76	% (5)
Ratio of net expenses to average net assets (7,8)	2.08%		1.90%	1.92%	1.95	% (5)
Ratio of net investment income to average net assets (7,9)	0.79%		0.22%	0.17%	3.29	% (5)
Portfolio Turnover Rate	27	% (4)	41%	50%	83	% (4)

(1)	Class I commenced operations May 13, 2016.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)

Recurring income and expenses are annualized for periods less than one full year. Nonrecurring expenses such as organizational and offering cost of $82,547 and $338,838 for Classes A and I, respectively, have not been annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Annualized for periods less than one year.
(8)	Does not include the expenses of other investment companies in which the Fund invests.
(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class C	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Period Ended March 31, 2018 (1)
Net asset value, beginning of period	$10.99		$10.89	$10.42

Gain (Loss) from investment operations:
Net investment loss (2)	—		(0.03)	(0.05)
Net realized and unrealized gain on investments	0.10		0.83	0.96

Total from investment operations	0.10		0.80	0.91

Less distributions from:
Net investment income	(0.17)		(0.38)	(0.24)
Net realized gains	—		(0.32)	(0.20)

Total distributions	(0.17)		(0.70)	(0.44)

Net asset value, end of period	$10.92		$10.99	$10.89

Total return (3)	0.86	% (4)	7.47%	8.83	% (4)

Net assets, at end of period (000s)	$493		$187	$305

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	3.03%		3.29%	3.87%
Ratio of net expenses to average net assets (5,7)	2.79%		2.60%	2.61%
Ratio of net investment income loss to average net assets (5,8)	0.08%		(0.26)%	(0.42)%
Portfolio Turnover Rate	27	% (4)	41%	50	% (4)

(1)	Class C commenced operations on April 3, 2017.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)	Annualized for periods less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class II	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Period Ended March 31, 2018 (1)
Net asset value, beginning of period	$11.04		$10.92	$10.42

Gain (Loss) from investment operations:
Net investment income (loss) (2)	0.03		0.01	(0.02)
Net realized and unrealized gain on investments	0.09		0.83	0.98

Total from investment operations	0.12		0.84	0.96

Less distributions from:
Net investment income	(0.17)		(0.40)	(0.26)
Net realized gains	—		(0.32)	(0.20)

Total distributions	(0.17)		(0.72)	(0.46)

Net asset value, end of period	$10.99		$11.04	$10.92

Total return (3)	1.05	% (4)	7.76%	9.31	% (4)

Net assets, at end of period (000s)	$3,800		$3,221	$4,272

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	2.62%		2.85%	3.38%
Ratio of net expenses to average net assets (5,7)	2.38%		2.20%	2.20%
Ratio of net investment income (loss) to average net assets (5,8)	0.47%		0.05%	(0.08)%
Portfolio Turnover Rate	27	% (4)	41%	50	% (4)

(1)	Class II commenced operations on April 3, 2017.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)	Annualized for periods less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Class AA	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Period Ended March 31, 2018 (1)
Net asset value, beginning of period	$11.04		$10.90	$10.98

Gain (Loss) from investment operations:
Net investment income (loss) (2)	0.03		(0.02)	(0.01)
Net realized and unrealized gain on investments	0.09		0.88	0.40

Total from investment operations	0.12		0.86	0.39

Less distributions from:
Net investment income	(0.17)		(0.40)	(0.27)
Net realized gains	—		(0.32)	(0.20)

Total distributions	(0.17)		(0.72)	(0.47)

Net asset value, end of period	$10.99		$11.04	$10.90

Total return (3)	1.05	% (4)	7.95%	3.68	% (4)

Net assets, at end of period (000s)	$903		$816	$93

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	2.62%		2.72%	3.40%
Ratio of net expenses to average net assets (5,7)	2.38%		2.20%	2.19%
Ratio of net investment income (loss) to average net assets (5,8)	0.49%		(0.20)%	(0.09)%
Portfolio Turnover Rate	27	% (4)	41%	50	% (4)

(1)	Class AA commenced operations November 1, 2017.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)	Annualized for periods less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class T	For the Six Months Ended September 30, 2019 (Unaudited)	For the Period Ended March 31, 2019 (1)
Net asset value, beginning of period	$11.01	$10.92

Gain (Loss) from investment operations:
Net investment loss (2)	(0.01)	(0.08)
Net realized and unrealized gain on investments	0.10	0.87

Total from investment operations	0.09	0.79

Less distributions from:
Net investment income	(0.17)	(0.38)
Net realized gains	—	(0.32)

Total distributions	(0.17)	(0.70)

Net asset value, end of period	$10.93	$11.01

Total return (3,4)	0.77%	7.31%

Net assets, at end of period (000s)	$175	$173

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	3.22%	3.39%
Ratio of net expenses to average net assets (5,7)	2.97%	2.81%
Ratio of net investment loss to average net assets (5,8)	(0.12)%	(0.68)%
Portfolio Turnover Rate (4)	27%	41%

(1)	Class T commenced operations April 2, 2018.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)	Annualized for periods less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class L	For the Six Months Ended September 30, 2019 (Unaudited)	For the Period Ended March 31, 2019 (1)
Net asset value, beginning of period	$11.01	$11.22

Gain (Loss) from investment operations:
Net investment loss (2)	—	(0.06)
Net realized and unrealized gain on investments	0.09	0.47

Total from investment operations	0.09	0.41

Less distributions from:
Net investment income	(0.17)	(0.30)
Net realized gains	—	(0.32)

Total distributions	(0.17)	(0.62)

Net asset value, end of period	$10.93	$11.01

Total return (3,4)	0.77%	3.73%

Net assets, at end of period (000s)	$8,115	$8,093

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6,7)	3.16%	3.24%
Ratio of net expenses to average net assets (5,7)	2.92%	2.76%
Ratio of net investment loss to average net assets (5,8)	(0.07)%	(0.78)%
Portfolio Turnover Rate (4)	27%	41%

(1)	Class L commenced operations July 2, 2018.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)

Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions. Total returns would have been lower had the Adviser not reimbursed expenses.

(4)	Not annualized.
(5)	Annualized for periods less than one year.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2019

1. ORGANIZATION

Princeton Private Investments Access Fund, formerly Princeton Private Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 18, 2014. The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund commenced operations on May 13, 2016.

The Fund is offering seven classes of shares of beneficial interest (“Shares”), designated as “Class A Shares”, “Class I Shares”, “Class AA Shares”, “Class II Shares”, “Class C Shares”, “Class T Shares” and “Class L Shares” to investors eligible to invest in the Fund. Class I Shares and Class II Shares are offered at net asset value. Class A, Class C Class AA, Class T and Class L Shares are offered at net asset value plus a maximum sales charge of 3.50%, 4.75%, 6.00%, 3.50% and 2.25%, respectively. While the Fund presently offers seven classes of Shares, it may offer additional classes of Shares as well in the future. Each class of Shares has certain differing characteristics, particularly in terms of the sales charges that Investors in that class may bear, and the distribution fees and/or shareholder servicing fees that each class may be charged. The net asset value (“NAV”) for each Share class is calculated separately based on the fees and expenses applicable to each class of Shares. It is expected that the NAV of each Share class will vary over time as a result of the differing fees and expenses applicable to each class of Shares, different inception dates and different offering prices of each respective Share class on its initial closing. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the total net assets of each class.

The Fund is a registered investment fund. The Fund is similar to an unregistered private fund in that (i) Shares will be sold in comparatively large minimum denominations in private placements solely to high net worth individual and institutional investors, and will be subject to restrictions on transfer, and (ii) the Fund will pay, and Investors (defined below) will bear, an asset-based investment management fee, and will be subject indirectly to asset-based fees, carried interests, and incentive allocations charged by the “Underlying Funds” in which the Fund invests. “Underlying Funds” means investment companies such as open-end registered funds, closed-end funds, and exchange traded funds (“ETFs”), or private funds exempt from registration such as hedge funds, private credit funds and “Investment Funds”. “Investment Funds” means private equity pooled investment vehicles of any type, including primary offerings and secondary acquisitions of interests in alternative funds that pursue private equity strategies and co-investment opportunities in operating companies presented by one or more Investment Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. The valuation of the Fund’s investments in Underlying Funds (including Investment Funds) is ordinarily determined based upon valuations provided by the Underlying Funds on a monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Fund. In this regard, an Underlying Fund may face a conflict of interest in valuing the securities, as their value may affect the Underlying Fund’s compensation or its ability to raise additional funds. When investing in an Underlying Fund (other than publicly offered mutual funds and ETFs), the Fund’s investment adviser, Princeton Fund Advisors, LLC (the “Adviser”), will conduct a due diligence review of the valuation methodology utilized by the Underlying Fund, which will include a determination whether the Underlying Fund utilizes market values when available, and otherwise will utilize principles of fair value which the Adviser believes are consistent with those used by the Fund. However, no assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Underlying Fund, the accuracy of the valuations provided by the Underlying Funds, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Adviser will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Fund’s Board of Trustees (“Board”). The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

The Adviser is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies and evaluating the overall fairness and consistent application of the valuation policies. A valuation committee comprised of the Fund’s personnel meets monthly, or as needed, to determine the valuation of the Fund’s investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Private Funds	$—	$—	$—	$43,553,380	$43,553,380
Mutual Funds	14,191,443	—	—	—	14,191,443
Short Term Investment	362,945	—	—	—	362,945

Total Investments:	$14,554,388	$—	$—	$43,553,380	$58,107,768

*	Refer to the Portfolio of Investments for industry classification.

It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 or Level 3 at the end of the reporting period. There were no transfers in to or out of Level 1, Level 2 or Level 3 during the current period.

Adjustments to the NAV provided by the Adviser would be considered if the practical expedient NAV was not as of the Fund’s measurement date; it was probable that the alternative investment would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund’s valuation procedures that the private equity is not being reported at fair value.

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Apollo Hybrid Value Fund, L.P.	Value	Investments in debt and equity securities that trade for less than their intrinsic values due to long-term secular changes, misunderstood risk/reward, company- specific conditions and episodic market dislocation.	$5,101,517	$24,947,195	2028 Subject to three-year extension	None	N/A	Liquidity in form of distributions from investments.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Bain Capital Special Situations Asia, L.P.	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$2,809,370	$2,225,000	2026 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Blackstone Capital Partners VIII L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$—	$10,000,000	2030 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Bridge Debt Strategies Fund II LP	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$3,011,348	$69,679	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Ellington Private Opportunities Partners II LP	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$8,850,757	$3,765,286	2022 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
EPO Onshore Partners, LP	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$1,308,037	$—	2020 Subject to one-year extension	None	N/A	Liquidity in form of distributions from Investments following the investment period.

Guggenheim Private Debt Fund 2.0, LLC	Private Debt	This fund seeks to generate current income and long-term capital appreciation by investing in a portfolio of privately negotiated debt investments, along with equity kickers and miscellaneous preferred and other equity investments.	$2,932,633	$551,795	2024 Subject to three one-year extensions	None	N/A	Liquidity in form of distributions from investments following the investment period.

Keystone Real Estate Lending Fund, L.P.	Private Debt	Investments in direct loans and other non-bank debt securities that seek to generate current income from attractive interest rates and to realize gains on debt investments and underlying assets acquired at a discount.	$3,000,000	$—	N/A	Monthly	90	Monthly liquidity plus distributions of current income.

KKR Americas Fund XII L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$4,841,366	$5,537,739	2028	None	NA	Liquidity in form of distributions from investments.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
KKR Asian Fund III L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$1,787,262	$1,697,609	2028	None	NA	Liquidity in form of distributions from investments.

KKR European Fund V SCSp	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$—	$20,000,000	2030 Subject to two one-year extensions	None	NA	Liquidity in form of distributions from investments.

KKR North America Fund XI, LP	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$8,320,819	$576,554	2023	None	N/A	Liquidity in form of distributions from investments.

Mount Yale Private Equity Fund, LP	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$642,724	$—	2024	None	N/A	Liquidity in form of distributions from investments.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
TPG Healthcare Partners, L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$—	$5,400,000	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

TPG Partners VIII, L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$—	$24,600,000	2028 Subject to two one-year extensions	None	N/A	Liquidity in form of distributions from investments.

Warburg Pincus Global Growth, L.P.	Private Equity Leveraged Buyout	Investments utilize debt and a small amount of equity to take over a company and convert it from public to private, seeking to realize gains on the subsequent offer of shares to the public again.	$947,547	$18,790,000	2031 Subject to two-year extension	None	N/A	Liquidity in form of distributions from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed at least annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018 or expected to be taken for the tax year ended September 30, 2019. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Escrowed Cash, Subscriptions Received in Advance and Restricted Cash Balances – The Fund utilizes escrow agents to hold cash deposited to escrow accounts by potential investors. Cash deposits must be accompanied by corresponding subscription agreements to be held in escrow. If cash is received without an accompanying subscription document or if the potential investor is denied admittance to the Fund, the cash is returned to the potential investor. At each close date, upon receiving notification from the Fund, the escrow agent will release the cash for Shareholders being admitted into the Fund to the Fund’s unrestricted operating account. Restricted cash balances and money market funds held in escrow, as of September 30, 2019 totaled $505,300. A corresponding liability is included in subscriptions received in advance on the statement of assets and liabilities.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments) amounted to $20,537,815 and $14,504,704, respectively.

The following risks relate to investments by the Fund and the Underlying Funds (including Investment Funds) in which it may invest:

Investment Risk. All investments risk the loss of capital. The value of the Fund’s total net assets should be expected to fluctuate. No assurance can be given that the Fund’s investment objective will be achieved. The Fund’s performance depends upon the Adviser’s selection of Investment Funds, the allocation of offering proceeds thereto and the performance of the Investment Funds. The Investment Funds’ investment activities involve the risks associated with private equity investments generally. Risks include adverse changes in national

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Investment Funds. Although the Adviser will attempt to moderate these risks, no assurance can be given that (i) the Investment Funds’ investment programs, investment strategies and investment decisions will be successful, (ii) the Investment Funds will achieve their return expectations, (iii) the Investment Funds will achieve any return of capital invested, (iv) the Fund’s investment activities will be successful, or (v) Investors will not suffer losses from an investment in the Fund.

Limitations on Transfer; Shares Not Listed; No Market for Fund Shares. The transferability of Shares is subject to certain restrictions, including restrictions imposed under applicable securities laws. The Shares are not traded on any securities exchange or other market. No market currently exists for Shares and none is expected to develop.

Closed-End Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company designed primarily for long-term investors and is not intended to be a trading vehicle. An Investor should not invest in the Fund if the Investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on net asset value. Although the Fund may offer to repurchase Shares from time to time, an Investor may not be able to redeem its Shares for a substantial period of time.

Substantial Fees and Expenses. By investing in Underlying Funds (including Investment Funds) through the Fund, an Investor will bear a portion of the Management Fee and other expenses of the Fund. An Investor will also indirectly bear a portion of the asset-based fees, incentive allocations, carried interests or fees and operating expenses borne by the Fund as an investor in the Underlying Funds.

Non-Diversified Status. The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. As a result, the Fund’s net asset value may be subject to greater volatility than that of an investment company that is subject to diversification limitations. After the initial period of operations, the Fund does not intend to invest more than 25% of its gross assets (measured at the time of purchase) in any one Investment Fund; however, the Fund may exceed this limitation during its initial period of operations.

Private Credit Fund Risks. The Fund is subject to all risks associated with the private credit funds in which it may invest. Prepayment risk is associated with debt investment strategies, including investments in mortgages or mortgage-related securities, consumer credit or corporate credit. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. Also, the Underlying Funds may invest in low grade or unrated debt securities (i.e., “high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial risks.

Valuation of the Fund’s Interests in Underlying Funds. The valuation of the Fund’s investments in Underlying Funds is ordinarily determined based upon valuations provided by the Underlying Funds on a daily, monthly, or even quarterly basis (with respect to most Investment Funds). A large percentage of the securities in which the Investment Funds or certain other Underlying Funds invest will not have a readily ascertainable market price and

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

will be valued by the Underlying Fund. The Adviser will oversee the valuation of the Fund’s investments pursuant to procedures adopted by the Board. The Adviser may face conflicts of interest in overseeing the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. Moreover, the Adviser will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by an Underlying Fund. Further, such information may be provided on a quarterly basis while the Fund will provide valuations on a monthly basis.

Commitment Strategy. The Fund anticipates that it will maintain a sizeable cash position in anticipation of funding future capital calls. The Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by certain Underlying Funds (including Investment Funds). Holding a sizeable cash position may result in lower returns than if the Fund employs an “over-commitment” strategy, in order to maximize its exposure to Investment Funds. However, an inadequate cash position presents other risks to the Fund, including the potential inability to fund capital contributions, to pay for repurchases of Shares tendered by Investors or to meet expenses generally.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC serves as the Fund’s investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser for any month, NAV is calculated as the value of the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage), at an annual rate of 1.20% of the Fund’s average daily net assets. For the six months ended September 30, 2019, the Fund incurred $329,850 in advisory fees.

The Fund invested a portion of its assets in the Mount Yale Private Equity Fund, L.P., Ellington Income Opportunities Fund, Deer Park Total Return Credit Fund and in the Princeton Premium Fund, which are advised by the Adviser. The Adviser has agreed to waive advisory fees in an amount equal to its earnings on the Fund’s assets that are invested in the Deer Park Total Return Credit Fund and in the Princeton Premium Fund. For the six months ended September 30, 2019, the Adviser waived $8,178 in advisory fees pursuant to the agreement and these waived fees are not to subject recapture by the Adviser.

The Adviser has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund, which has been amended and restated to be effective until July 31, 2020 (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described below) borne by the Fund for each Share class during the Limitation Period to an amount not to exceed 0.75% per annum of the Fund’s net assets attributed to such Share class (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: the Fund’s direct expenses or proportional share of (i) fees, expenses, allocations, carried interests, etc. of the Underlying Funds in which the Fund invests (including all acquired fund fees and expenses), (ii) transaction costs, including legal costs and brokerage commissions, of the Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments, (iii) interest payments incurred by the Fund, (iv) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (v) taxes of the Fund, (vi) extraordinary expenses of the Fund as determined in the Adviser’s sole discretion, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses, (vii) the distribution fees and/or service fees paid by the Fund, and (viii) the Management Fee

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

or any other investment management fee paid by the Fund. “Extraordinary expenses” are expenses incurred outside of the ordinary course of business, including, without limitation, litigation or indemnification expenses, excise taxes, and costs incurred in connection with holding and/or soliciting proxies for a meeting of the Fund’s shareholders. These expenses will be in addition to the expenses of the Fund that may be limited by the Adviser to 0.75% of the Fund’s net assets. To the extent that Specified Expenses for any month during the Limitation Period exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement by the Fund for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years after such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the lower of the Expense Cap or the then-current expense limitation, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the lower of the Expense Cap or the then-current expense limitation. For the six months ended September 30, 2019, the Adviser reimbursed expenses of $59,398.

The amounts subject to recapture by the Adviser by the following dates:

3/31/2020	3/31/2021	3/31/2022
$630,442	$332,949	$225,747

Distributor – The Fund, pursuant to the conditions of the exemptive order issued by the SEC, has adopted distribution and/or service plans with respect to Class A, Class AA, Class II, Class C, Class T and Class L Shares (the “Distribution and Service Plan”) in conformity with Rule 12b-1 under the 1940 Act.

An annual “Distribution and/or Service Fee” of up to 0.60%, 0.30%, 0.30%, 0.70%, 0.90% and 0.85% of the aggregate net asset value of Class A, Class AA, Class II, Class C, Class T and Class L Shares, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Fund Shares), is charged on an aggregate class-wide basis, and Investors will be subject to the fee as long as they hold their Class A, Class AA, Class II, Class C, Class T and Class L Shares. Class I Shares are not subject to a Distribution and/or Service Fee. For the six months ended September 30, 2019, the Fund incurred Distribution and/or Service Fees of $24,661, $1,481, $5,199, $1,314, $786 and $34,617 for Class A, Class C, Class II, Class AA, Class T and Class L Shares, respectively.

Under the terms of a distribution agreement (the “Distribution Agreement”) effective January 15, 2019 with Northern Lights Distributors, LLC (“NLD”), NLD is authorized to retain brokers, dealers and certain financial advisors (which may include wealth advisors) (each a “financial intermediary”) for distribution services and to provide related sales support to Investors holding Class A, Class AA, Class II, Class C, Class T and Class L Shares. Each compensated financial intermediary is paid by NLD based on the aggregate net asset value held by Investors that receive services from such financial intermediary. NLD is expected to pay a Distribution and/or Service Fee to such financial intermediaries, who may use such fees to compensate the financial advisory personnel involved in the placement and on-going servicing, as applicable, of Class A, Class AA, Class II, Class C, Class T and Class L Shares. Payment of the Distribution and/or Service Fee is governed by the Class A, Class AA, Class II, Class C, Class T and Class L Shares’ Distribution and Service Plan.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

Gemini Fund Services, LLC (“GFS”)

GFS provides administration and fund accounting to the Fund. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5. REPURCHASES OF SHARES

No Fund shareholder (“Shareholder” or “Investor”) has the right to require the Fund to redeem his, her or its Shares. The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Shares from Investors on a quarterly basis with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to not more than 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

A 2% early repurchase fee will be charged by the Fund with respect to any repurchase of any Share class from an Investor at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of such Shares. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining Investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an Investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2019, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2019, as such, the information in this section is as of the Fund’s tax year end.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

The tax character of fund distributions paid for the tax year ended September 30, 2019 and September 30, 2018 are as follows:

	Fiscal Year Ended September 30, 2019	Tax Year Ended September 30, 2018
Ordinary Income	$97,739	$961,288
Long-Term Capital Gain	2,257,187	835,712
Return of Capital	768,372	—

	$3,123,298	$1,797,000

As of September 30, 2019, and adjusted for activity through fiscal year ended March 31, 2019, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$—	$—	$(461,399)	$—	$(1,485,797)	$4,666,656	$2,719,460

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to the tax deferral of losses on wash sales, the unamortized portion of organization expenses for tax purposes and adjustments for partnerships.

Late year losses incurred after December 31 within the tax year end are deemed to arise on the first business day of the following tax year. The Fund incurred and elected to defer such late year losses of $461,399.

Permanent book and tax differences, primarily attributable to the reclass of dividends, resulted in reclassification for the tax year ended September 30, 2019 as follows:

Paid In Capital	Accumulated Earnings (Losses)
$(768,372)	$768,372

These reclassifications had no effects on net assets.

7. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2019 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2019 will not be finalized by the Fund until after the fiscal period end.

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$52,955,246	$5,567,292	$(414,770)	$5,152,522

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

8. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or under common management. Companies which are affiliates of the Fund at September 30, 2019 are noted in the Fund’s Portfolio of Investments. Transactions during the six months ended September 30, 2019 with companies which are affiliates are as follows

Description	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Gain/Loss	Dividends Credited to Income	Value - End of Period	Shares at Year End
Deer Park Total Return Credit Fund - Class I	$2,362,452	$2,323,769	$3,343,734	$14,046	$73,271	$3,621,912	329,564
Princeton Premium Fund - Class I	1,589,451	97,318	323,881	20,371	—	1,405,175	130,836
Ellington Income Opportunities Fund - Class M	—	500,000	—	—	—	503,391	48,450
Mount Yale Private Equity Fund LP	619,912	—	—	—	—	642,724	N/A

Total	$4,571,815	$2,921,087	$3,667,615	$34,417	$73,271	$6,173,202	508,850

9. COMMITMENTS AND CONTINGENCIES

Revolving Credit Agreement

On May 14, 2019, Barclays Bank, PLC issued a line of credit of up to $15 million to the Fund with a maturity date of May 12, 2020, under a revolving credit agreement. The Fund may request credit increases in $1 million increments. The Fund did not borrow under the line of credit during the six months ended September 30, 2019. The cost for the borrowing against the line of credit is LIBOR plus 3.15% per annum until May 12, 2020. The Fund incurred an upfront commitment fee of 0.65% or $97,500 on the total line of credit as well as other professional fees. Upfront fees and other loan costs are amortized over the term of the line of credit agreement and are included as interest expense in the statement of operations.

10. RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund early adopted ASU 2018-13 and the related changes have been incorporated into these financial statements.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

Princeton Private Investments Access Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

September 30, 2019

11. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements.

Approved: September 22, 2014

PRIVACY NOTICE
FACTS	WHAT DOES PRINCETON PRIVATE INVESTMENTS ACCESS FUND (“PPIAF”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Princeton Private Investments Access Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Princeton Private Investments Access Fund
What we do
How does PPIAF protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PPIAF collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make deposits or withdrawals from your account

•  Make a wire transfer

•  Tell us where to send the money

•  Tells us who receives the money

•  Show your government-issued ID

•  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  Sharing for affiliates’ everyday business purposes — information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Princeton Private Investments Access Fund does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

•  Princeton Private Investments Access Fund does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Princeton Private Investments Access Fund doesn’t jointly market.

Princeton Private Investments Access Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

September 30, 2019

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-924-2454 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-924-2454.

Investment Advisor: PRINCETON FUND ADVISORS, LLC 8000 Norman Center Drive, Suite 630 Minneapolis, MN 55437 952-897-5388

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)    Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. None

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)    Certifications required by Section  302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable for open-end investment companies.

(b)        Certifications required by Section  906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Princeton Private Investment Fund

By (Signature and Title)
/s/ John L. Sabre
John L. Sabre, Principal Executive Officer/ President

Date	12/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ John L. Sabre
John L. Sabre, Principal Executive Officer/ President

Date	12/09/19

By (Signature and Title)
/s/ Christopher Moran
Christopher Moran, Principal Financial Officer/ Treasurer

Date	12/09/19